Contractual Obligations, Commercial Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Debt Obligation on 4.9% Equity Ownership [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.90%	4.90%
Equity ownership interest aggregate cost		$ 48.8
Equity Ownership Interest Guaranteed Portion Of Long term Debt Obligation	$ 43.7
Electric Generation Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt obligation	$ 892.2	$ 1,000.0